RELATED PARTY TRANSACTIONS - Founder Shares (Details) - HEALTHCOR CATALIO ACQUISITION CORP - USD ($)			1 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 26, 2021	Nov. 24, 2020	Jan. 31, 2021	Dec. 31, 2020		Dec. 31, 2020	Oct. 31, 2020	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregate purchase price				$ 25,000	[1]			$ 6,140,000
Wolfgang
Related Party Transaction [Line Items]
Number of shares transferred (in shares)						35,000
Weinstein
Related Party Transaction [Line Items]
Number of shares transferred (in shares)			35,000			35,000				35,000
Harris
Related Party Transaction [Line Items]
Number of shares transferred (in shares)			35,000
Class B Ordinary Shares
Related Party Transaction [Line Items]
Number of shares issued	862,500
Initial shareholders holding	5,175,000
Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price		$ 25,000
Sponsor | Class B Ordinary Shares
Related Party Transaction [Line Items]
Number of shares issued		4,312,500
Shares subject to forfeiture				675,000		675,000				675,000
Founder shares | Sponsor | Class B Ordinary Shares
Related Party Transaction [Line Items]
Shares subject to forfeiture		675,000		0		0	675,000		0	0
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%					20.00%
Restrictions on transfer period of time after business combination completion				1 year					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days					20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days					150 days

[1]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.